FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands		Jun. 30, 2015	Jun. 30, 2014
Liabilities:
Acquisition-related consideration		$ 15,386
Bond [Member]
Liabilities:
Acquisition-related consideration	[1]	15,081	$ 30,680
Convertable Bonds [Member]
Liabilities:
Acquisition-related consideration	[2]	305
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Acquisition-related consideration		15,081
Fair Value, Inputs, Level 1 [Member] | Bond [Member]
Liabilities:
Acquisition-related consideration	[1]	15,081	0
Fair Value, Inputs, Level 1 [Member] | Convertable Bonds [Member]
Liabilities:
Acquisition-related consideration	[2]	0
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Acquisition-related consideration		0
Fair Value, Inputs, Level 2 [Member] | Bond [Member]
Liabilities:
Acquisition-related consideration	[1]	0	0
Fair Value, Inputs, Level 2 [Member] | Convertable Bonds [Member]
Liabilities:
Acquisition-related consideration	[2]	0
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Acquisition-related consideration		305
Fair Value, Inputs, Level 3 [Member] | Bond [Member]
Liabilities:
Acquisition-related consideration	[1]	0	$ 30,680
Fair Value, Inputs, Level 3 [Member] | Convertable Bonds [Member]
Liabilities:
Acquisition-related consideration	[2]	$ 305

[1]	Acquisition-related consideration represents the fair value of Incentive Shares and Premium Shares for Bond (note 3). The fair value of the contingent consideration in connection with the acquisition was estimated using probability-weighted discounted cash flow models. Key assumptions include discount rate, a percent weighted-probability of Bond achieving net income performance targets and a percent weighted-probability of Bond achieving CAGR performance targets. For the fair value measurement as of June 30, 2014, the referencing share price to determine the amount of Incentive and Premium Shares issuable is based on the average future share price from October 1 to December 31, 2014. This was estimated using a Monte Carlo model simulation. As of June 30, 2015, Bond has achieved the net income performance target and the CAGR performance target. In addition, the referencing share price was determinable as of December 31, 2014 and the remaining input to the fair value of the Incentive and Premium Shares for Bond is the Company’s share price on the date of issuance, which is observable from an active market. Therefore, the fair value measurement of the acquisition-related consideration is transferred from Level 3 to Level 1 on December 31, 2014. As of June 30, 2014 and June 30, 2015, the fair value of the acquisition-related consideration in connection with Bond totaled $30,680 and $15,081, respectively. The changes in fair value of acquisition-related consideration in connection with the Bond acquisition is shown in the following table:
[2]	The non-conversion compensation feature represents the fair value of the non-conversion compensation feature (note 15). The Company engaged an independent third-party appraiser to assist with the valuation of the feature. The Company is ultimately responsible for the fair value of the non-conversion compensation feature recorded in the consolidated financial statements. The Company adopted the binomial model to assess the fair value of such feature as of year-end. The non-conversion compensation feature is equal to the difference between the fair value of the fair value of the whole Convertible Bond with non-conversion compensation feature but without any mandatory conversion option and the whole Convertible Bond without any mandatory conversion option and the non-conversion feature. The significant unobservable inputs used in the fair value measurement of the non-conversion compensation feature includes the risk-free rate of return, expected volatility, expected life of the Convertible Bond and expected ordinary dividend yield. The changes in fair value of the non-conversion compensation feature during fiscal year 2015 are shown in the following table.